Goodwill and Other Intangible Assets - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	$ 443	$ 380	$ 859	$ 792	$ 1,500	$ 1,800